DESCRIPTION OF THE PLAN (Details) - Profit Sharing and Savings Plan $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item age	Dec. 31, 2024 USD ($)
DESCRIPTION OF THE PLAN
Minimum age for Plan eligibility | age	21
Maximum participant contribution (in %)	100.00%	100.00%
Deferral rate (in %)	2.00%
Employer contribution	$ 57,573
Vesting percentage	100.00%
Amount of forfeited nonvested accounts used to offset employer contributions	$ 5,700	$ 7,900
Amount of forfeited nonvested accounts used to pay Plan related consultation expenses	0	0
Forfeited non-vested accounts, balance	300	600
Note receivable, maximum borrowing amount	$ 50
Note receivable, maximum borrowing percentage	50.00%
Loan interest spread rate	1.00%
Maximum
DESCRIPTION OF THE PLAN
Loan term	15 years
2 to 4 years of service
DESCRIPTION OF THE PLAN
Vesting percentage	33.00%
2 to 4 years of service | Minimum
DESCRIPTION OF THE PLAN
Vesting period	2 years
2 to 4 years of service | Maximum
DESCRIPTION OF THE PLAN
Vesting period	4 years
After 4 years of service
DESCRIPTION OF THE PLAN
Vesting percentage	100.00%
First 2% of each participant's voluntary contribution
DESCRIPTION OF THE PLAN
Employer matching contribution (in %)	100.00%
Percentage of participant eligible compensation (in %)	2.00%
Next 4% of each participant's voluntary contribution
DESCRIPTION OF THE PLAN
Employer matching contribution (in %)	25.00%
Percentage of participant eligible compensation (in %)	4.00%
Discretionary profit sharing contribution
DESCRIPTION OF THE PLAN
Employer matching contribution (in %)	25.00%
Minimum services hours in 12 consecutive months of employment | item	1,000
Minimum services period	12 months
Employer contribution	$ 0	$ 0